CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss) income	$ (45)	$ 80	$ 583
Adjustments for the following non-cash items:
Depreciation	1,367	1,271	1,151
Unrealized foreign exchange and financial instrument (gain) loss	(134)	32	(88)
Share of earnings from equity-accounted investments	(27)	(29)	(28)
Deferred income tax recovery	(213)	(27)	(375)
Other non-cash items	388	231	135
Dividends received from equity-accounted investments	56	16	9
Changes in due to or from related parties	59	33	(7)
Net change in working capital balances	(155)	(53)	(94)
Cash flows from (used in) operating activities	1,296	1,554	1,286
Financing activities
Proceeds from medium term notes	570	449	231
Repayment of medium term notes	(304)	(341)	(152)
Corporate credit facilities, net	(296)	(422)	36
Proceeds from non-recourse borrowings	3,205	4,318	3,275
Repayment of non-recourse borrowings	(3,380)	(3,495)	(3,378)
Repayment of lease liabilities	(28)	(31)	0
Capital contributions from participating non-controlling interests – in operating subsidiaries	514	705	535
Capital repaid to participating non-controlling interests – in operating subsidiaries	(147)	(113)	0
Issuance of preferred limited partnership units	195	126	196
Issuance costs of special distribution/reorganization	(44)	0	0
Repurchase of LP units	0	(1)	(51)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries	(551)	(844)	(670)
To preferred shareholders	(25)	(26)	(26)
To preferred limited partners’ unitholders	(52)	(43)	(37)
To unitholders of Brookfield Renewable or BRELP	(769)	(684)	(643)
Borrowings from related party	320	936	200
Repayments to related party	0	(936)	(200)
Cash flows from (used in) financing activities	(792)	(402)	(684)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(105)	(983)	(970)
Investment in equity-accounted investments	(23)	(144)	0
Investment in property, plant and equipment	(447)	(460)	(271)
Proceeds from disposal of assets	269	291	23
Purchase of financial assets	(445)	(138)	(97)
Proceeds from financial assets	257	145	125
Restricted cash and other	68	78	113
Cash flows from (used in) investing activities	(426)	(1,211)	(1,077)
Foreign exchange (loss) gain on cash	13	(6)	(22)
Cash and cash equivalents (decrease) increase	91	(65)	(497)
Net change in cash classified within assets held for sale	(12)	(5)	(8)
Balance, beginning of year	352	422	927
Balance, end of year	431	352	422
Supplemental Cash Flow Information [Abstract]
Interest paid	872	930	916
Interest received	28	19	22
Income taxes paid	$ 70	$ 72	$ 79